UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 32,781	$ 47,661	$ 62,059	$ 96,648
Restricted cash and short-term deposits		59,170	46,333	42,756	31,330
Restricted cash - non-current		118,034	135,928	135,460	141,114
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 209,985	$ 229,922	$ 240,275	$ 269,092

[1]	Included within restricted cash are security deposits for our finance lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	June 30,	December 31,	June 30,	December 31,
(in thousands of $)	2020	2019	2019	2018
Cash and cash equivalents	32,781	47,661	62,059	96,648
Restricted cash and short-term deposits	59,170	46,333	42,756	31,330
Restricted cash - non-current	118,034	135,928	135,460	141,114
	209,985	229,922	240,275	269,092